Long-Term Investments - Long-Term Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Equity-method investments	$ 44	$ 56
Cost-method investments	13	13
Total	$ 57	$ 69